CONCENTRATIONS (Details Narrative)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Cash denominated for foreign currencies			¥ 125,225	$ 317,947
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	11.00%	54.60%	31.10%	43.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	12.60%	20.10%	16.00%	21.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.20%	15.50%	14.60%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Five [Member]
Concentration Risk [Line Items]
Concentration risk percentage			12.70%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Supplier [Member]
Concentration Risk [Line Items]
Concentration risk percentage			37.70%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk percentage	93.90%		95.40%